NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Anti-Dilutive Securities Excluded from Computation of Earnings per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	5,306,870	2,007,994	2,007,994	2,502,652
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives				3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives				5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives				10 years
Preferred Stock [Member] | Series C Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Total	1,885,072
Preferred Stock [Member] | Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Total				2,650
Derivative One [Member]
Property, Plant and Equipment [Line Items]
Total	1,413,804
Convertible Notes [Member]
Property, Plant and Equipment [Line Items]
Total	2,007,994	2,007,994	2,007,994	2,500,000